Leases (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Property and equipment, gross		$ 5,837	$ 7,758
Accumulated depreciation and amortization	[1]	4,266	4,179
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases		3,555	2,681
Operating cash flows from finance leases		39	70
Financing cash flows from finance leases		$ 335	$ 391
Operating lease		3 years 11 months 19 days	3 years 8 months 15 days
Finance lease		1 year 7 months 6 days	1 year 8 months 1 day
Operating lease		10.81%	10.70%
Finance lease		13.54%	12.60%
Finance Lease Arrangements [Member]
Lessee, Lease, Description [Line Items]
Property and equipment, gross		$ 247	$ 443
Accumulated depreciation and amortization		$ 1,632	$ 1,127

[1]	Property and equipment held under finance lease arrangements amounted to $247 and $443 as of March 31, 2025 and 2024, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,632 and $1,127 as of March 31, 2025 and March 31, 2024, respectively. Depreciation expense in respect to these assets was $303 and $401 for the years ended March 31, 2025 and 2024, respectively.